Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.24%
Brazil: 5.77%
Ambev SA (Consumer staples, Beverages)	775,300	$2,436,364
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	1,014,500	3,196,627
Banco BTG Pactual SA (Financials, Capital markets)	566,872	4,077,043
Embraer SA ADR (Industrials, Aerospace & defense)†	215,717	3,373,814
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	302,149	3,988,367
Vale SA (Materials, Metals & mining)	189,000	2,764,206
		19,836,421
Chile: 1.40%
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	1,439,336	3,093,317
Sociedad Quimica y Minera de Chile SA ADR (Industrials, Electrical equipment)	23,369	1,722,062
		4,815,379
China: 25.48%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)†	886,200	11,079,062
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	187,800	2,198,533
Baidu, Inc. Class A (Communication services, Interactive media & services)†	189,744	3,719,993
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining)†	1,699,710	1,526,867
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering)†	4,508,000	2,138,712
China Construction Bank Corp. Class H (Financials, Banks)†	9,779,000	5,680,143
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A†	1,476,400	3,248,538
China Resources Land Ltd. (Real estate, Real estate management & development)	717,000	3,318,891
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,928,000	2,355,953
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A†	18,666,000	2,106,205
Chow Tai Fook Jewellery Group Ltd. (Consumer discretionary, Specialty retail)	1,760,800	3,056,999
Country Garden Services Holdings Co. Ltd. (Real estate, Real estate management & development)	1,056,000	1,188,845
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	225,600	2,711,921
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals)144A†	253,640	1,622,874
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	827,171	1,800,928
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)†	8,939,000	4,355,512
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)†	606,478	2,432,107
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	186,500	3,821,398
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	30,030	563,334
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	740,558	6,146,836
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	630,000	4,543,910
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)†	462,800	1,450,905
Tencent Holdings Ltd. (Communication services, Interactive media & services)†	299,300	13,600,882
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)†	1,030,000	1,590,122
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals)†	592,821	1,368,671
		87,628,141
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Colombia: 0.61%
Ecopetrol SA ADR (Energy, Oil, gas & consumable fuels)	177,777	$2,083,546
Greece: 1.01%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	105,107	1,658,361
National Bank of Greece SA (Financials, Banks)†	264,890	1,823,204
		3,481,565
Hong Kong: 1.93%
ASMPT Ltd. (Information technology, Semiconductors & semiconductor equipment)	160,200	1,558,062
CSPC Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)	2,594,000	2,158,646
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	2,542,000	2,913,934
		6,630,642
India: 13.65%
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	99,133	5,943,731
Bank of Baroda (Financials, Banks)	1,344,096	3,304,320
Embassy Office Parks REIT (Real estate, Office REITs)	1,093,567	4,148,039
GAIL India Ltd. (Utilities, Gas utilities)	3,716,029	5,380,982
Infosys Ltd. (Information technology, IT services)	289,295	4,768,428
LIC Housing Finance Ltd. (Financials, Financial services)	1,217,601	6,179,142
Mahanagar Gas Ltd. (Utilities, Gas utilities)	405,478	5,513,106
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	4,689,482	2,936,316
Power Finance Corp. Ltd. (Financials, Financial services)	986,138	3,134,108
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,741,691	5,633,847
		46,942,019
Indonesia: 2.11%
Bank Mandiri Persero Tbk PT (Financials, Banks)	11,270,300	4,278,678
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	2,799,064	1,647,327
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	5,438,050	1,341,482
		7,267,487
Malaysia: 0.45%
RHB Bank Bhd (Financials, Banks)	1,218,832	1,538,069
Mexico: 3.25%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	80,004	1,673,684
Corp. Inmobiliaria Vesta SAB de CV ADR (Real estate, Real estate management & development)†	61,000	2,212,470
Grupo Aeroportuario del Sureste SAB de CV ADR (Industrials, Transportation infrastructure)	7,364	2,083,938
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	307,513	1,598,260
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	208,400	1,976,097
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	394,391	1,642,805
		11,187,254
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Panama: 0.91%
Copa Holdings SA Class A (Industrials, Passenger airlines)	26,492	$3,126,586
Peru: 0.71%
Credicorp Ltd. (Financials, Banks)	15,604	2,450,608
Philippines: 0.57%
Bank of the Philippine Islands (Financials, Banks)	937,497	1,954,363
Poland: 0.96%
Bank Polska Kasa Opieki SA (Financials, Banks)†	111,353	3,288,620
Qatar: 0.53%
Industries Qatar QSC (Industrials, Industrial conglomerates)	501,556	1,836,742
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.02%
Al Rajhi Bank (Financials, Banks)	117,063	2,327,780
Arabian Drilling Co. (Energy, Energy equipment & services)†	49,010	2,304,447
Saudi Awwal Bank (Financials, Banks)	227,179	2,307,155
		6,939,382
Singapore: 1.53%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	311,500	2,604,188
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	2,304,600	2,668,986
		5,273,174
South Africa: 2.75%
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	127,123	1,972,552
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	8,814	1,731,928
Sanlam Ltd. (Financials, Insurance)	781,181	2,872,903
Standard Bank Group Ltd. (Financials, Banks)	268,519	2,867,806
		9,445,189
South Korea: 6.12%
Doosan Bobcat, Inc. (Industrials, Machinery)	47,954	2,200,847
KB Financial Group, Inc. (Financials, Banks)	57,787	2,312,115
Kia Corp. (Consumer discretionary, Automobiles)	48,205	3,127,567
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	190,325	10,422,222
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	82,393	2,979,890
		21,042,641
Taiwan: 14.68%
Advanced Energy Solution Holding Co. Ltd. (Industrials, Electrical equipment)	74,000	1,627,098
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	133,085	1,657,925
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	406,000	1,479,230
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
Cathay Financial Holding Co. Ltd. (Financials, Insurance)†	2,330,000	$3,391,962
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)†	323,000	2,836,714
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)†	386,000	2,763,591
Formosa Plastics Corp. (Materials, Chemicals)†	540,000	1,429,622
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	477,704	1,649,273
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)†	96,000	2,107,775
momo.com, Inc. (Consumer discretionary, Broadline retail)†	79,000	1,505,768
Poya International Co. Ltd. (Consumer discretionary, Broadline retail)†	980	15,966
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	154,000	2,109,589
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,437,000	25,835,044
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	844,000	2,075,993
		50,485,550
Thailand: 2.00%
Bangkok Bank PCL (Financials, Banks)	905,400	4,523,198
Thai Beverage PCL (Consumer staples, Beverages)	5,152,400	2,344,201
		6,867,399
United Arab Emirates: 0.74%
Aldar Properties PJSC (Real estate, Real estate management & development)	1,793,797	2,524,961
United Kingdom: 0.61%
Anglo American PLC (Materials, Metals & mining)	68,696	2,110,574
United States: 1.45%
Southern Copper Corp. (Materials, Metals & mining)	28,915	2,528,328
Yum China Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	40,250	2,461,789
		4,990,117
Total common stocks (Cost $264,728,107)		313,746,429

Dividend rate
Preferred stocks: 5.15%
Brazil: 0.86%
Itau Unibanco Holding SA (Financials, Banks)	0.00%	485,900	2,942,887
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Dividend rate	Shares	Value
South Korea: 4.29%
LG Chem Ltd. (Materials, Chemicals)	7.83%	15,477	$4,765,796
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.28	221,916	9,993,315
			14,759,111
Total preferred stocks (Cost $15,769,133)			17,701,998

		Yield
Short-term investments: 2.05%
Investment companies: 2.05%
Allspring Government Money Market Fund Select Class♠∞		5.19	7,052,158	7,052,158
Total short-term investments (Cost $7,052,158)				7,052,158
Total investments in securities (Cost $287,549,398)	98.44%			338,500,585
Other assets and liabilities, net	1.56			5,377,850
Total net assets	100.00%			$343,878,435

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,320,765	$95,874,938	$(99,143,545)	$0	$0	$7,052,158	7,052,158	$297,660
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 5

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$19,836,421	$0	$0	$19,836,421
Chile	4,815,379	0	0	4,815,379
China	87,628,141	0	0	87,628,141
Colombia	2,083,546	0	0	2,083,546
Greece	3,481,565	0	0	3,481,565
Hong Kong	6,630,642	0	0	6,630,642
India	46,942,019	0	0	46,942,019
Indonesia	7,267,487	0	0	7,267,487
Malaysia	1,538,069	0	0	1,538,069
Mexico	11,187,254	0	0	11,187,254
Panama	3,126,586	0	0	3,126,586
Peru	2,450,608	0	0	2,450,608
Philippines	1,954,363	0	0	1,954,363
Poland	3,288,620	0	0	3,288,620
Qatar	1,836,742	0	0	1,836,742
Russia	0	0	0	0
Saudi Arabia	6,939,382	0	0	6,939,382
Singapore	5,273,174	0	0	5,273,174
South Africa	9,445,189	0	0	9,445,189
South Korea	21,042,641	0	0	21,042,641
Taiwan	50,485,550	0	0	50,485,550
Thailand	6,867,399	0	0	6,867,399
United Arab Emirates	2,524,961	0	0	2,524,961
United Kingdom	2,110,574	0	0	2,110,574
United States	4,990,117	0	0	4,990,117
Preferred stocks
Brazil	2,942,887	0	0	2,942,887
South Korea	14,759,111	0	0	14,759,111
Short-term investments
Investment companies	7,052,158	0	0	7,052,158
Total assets	$338,500,585	$0	$0	$338,500,585
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Income Fund | 7